CREDIT IMPAIRMENT CHARGES AND PROVISIONS - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 209	£ 86	£ 192
Recoveries of loans and advances, net of collection costs	(14)	(23)	10
Off-balance sheet credit exposures	(2)	7	4
Credit impairment charges	193	70	206
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures)	565	704	335
Charge for residual value and voluntary termination	34	2	1
Provisions for other liabilities and charges	599	706	336
Total credit impairment charges, provisions and charges	£ 792	£ 776	£ 542